Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	Borqs Technologies, Inc.
Entity Central Index Key	0001650575
Trading Symbol	BRQS
Amendment Flag	true
Amendment Description	Amendment 9
Document Type	S-1
Document Period End Date	Jun. 30, 2018
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false